Fees Summary	Jan. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,525,000
Previously Paid Amount
Total Fee Amount	2,558.30
Total Offset Amount	2,558.30
Net Fee	$ 0